Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	$ 81,402	$ 55,643
Provided for during the year	101,302	66,540
Settled during the year	0	0
Released during the year	(47,594)	(38,208)
Effect of foreign currency exchange rate differences	2,922	(2,573)
Current contract liabilities	74,879	32,384	[1]
Non-current contract liabilities	63,153	49,018	[1]
Ending balance, contract liabilities	138,032	81,402
Deferred revenue - extended service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	39,856	21,830
Provided for during the year	30,811	31,580
Settled during the year	0	0
Released during the year	(23,917)	(12,807)
Effect of foreign currency exchange rate differences	755	(747)
Current contract liabilities	22,150	18,043
Non-current contract liabilities	25,355	21,813
Ending balance, contract liabilities	47,505	39,856
Deferred revenue - connected services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	28,511	17,120
Provided for during the year	14,469	16,058
Settled during the year	0	0
Released during the year	(4,973)	(2,889)
Effect of foreign currency exchange rate differences	1,558	(1,778)
Current contract liabilities	6,135	4,083
Non-current contract liabilities	33,430	24,428
Ending balance, contract liabilities	39,565	28,511
Deferred revenue - operating leases & other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	13,035	16,693
Provided for during the year	56,022	18,902
Settled during the year	0	0
Released during the year	(18,704)	(22,512)
Effect of foreign currency exchange rate differences	609	(48)
Current contract liabilities	46,594	10,258
Non-current contract liabilities	4,368	2,777
Ending balance, contract liabilities	$ 50,962	$ 13,035

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.